Cover	Jul. 18, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 18, 2021
Entity File Number	1-9278
Entity Registrant Name	CARLISLE COMPANIES INCORPORATED
Entity Central Index Key	0000790051
Entity Tax Identification Number	31-1168055
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	16430 North Scottsdale Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
City Area Code	480
Local Phone Number	781-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	CSL
Security Exchange Name	NYSE
Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights, $1 par value
Security Exchange Name	NYSE